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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [_]; Amendment Number: ________

         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

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
                    Name:    Trent Capital Management, Inc.
                             -------------------------
                    Address: 3150 North Elm Street
                             -------------------------
                             Suite 204
                             -------------------------
                             Greensboro, NC 27408
                             -------------------------
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Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:. David Labiak
                                -----------------------
                         Title: Chief Financial Officer
                                -----------------------
                         Phone: (336) 282-9302
                                -----------------------
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Signature, Place, and Date of Signing:

                              Greensboro, North
    /s/  David Labiak              Carolina                May 12, 2004
    -----------------              --------                ------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included                    None
  Managers:                             ---------------

Form 13F Information Table Entry Total: 41
                                        ---------------

Form 13F Information Table Value Total: 69,313
                                        ---------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                        Voting Authority
                        Title of           Value in                Investment  Other   -------------------
    Name of Issuer       Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
    --------------      -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital.......   COM    01855A101    858    30,926   SH      Sole              30,926
American Express.......   COM    025816109  3,443   110,412   SH      Sole             110,412
AOL Time Warner........   COM    887317105  1,947   166,393   SH      Sole             166,393
Applied Materials......   COM    038222105    136    11,800   SH      Sole              11,800
Bristol-Myers Squibb...   COM    110122108  2,362    99,250   SH      Sole              99,250
Caterpillar............   COM    149123101  2,145    57,639   SH      Sole              57,639
Central Parking........   COM    154785109  3,482   172,918   SH      Sole             172,918
CenturyTel.............   COM    156700106  1,970    87,822   SH      Sole              87,822
Cisco Systems..........   COM    17275R102  1,411   134,600   SH      Sole             134,600
Citigroup..............   COM    172967101  2,243    75,632   SH      Sole              75,632
Clear Channel..........   COM    184502102  2,680    77,138   SH      Sole              77,138
Dana...................   COM    235811106  1,739   132,964   SH      Sole             132,964
Dollar General.........   COM    256669102  2,569   191,438   SH      Sole             191,438
Equifax................   COM    294429105  2,056    94,564   SH      Sole              94,564
Ericsson Comm..........   COM    294821608     18    51,071   SH      Sole              51,071
Fannie Mae.............   COM    313586109    785    13,190   SH      Sole              13,190
First Industrial Realty   COM    32054K103    230     7,430   SH      Sole               7,430
Freddie Mac............   COM    313400301  2,159    38,614   SH      Sole              38,614
Gillette...............   COM    375766102  2,263    76,451   SH      Sole              76,451
H.J. Heinz.............   COM    423074103  2,539    76,084   SH      Sole              76,084
Hasbro.................   COM    418056107  2,041   183,376   SH      Sole             183,376
Hewlett-Packard........   COM    428236103  1,160    99,434   SH      Sole              99,434
Highwoods Properties...   COM    431284108    328    14,025   SH      Sole              14,025
Honeywell..............   COM    438516106  1,436    66,312   SH      Sole              66,312
Household Int'l........   COM    441815107  2,253    79,594   SH      Sole              79,594
Intel..................   COM    458140100    892    64,240   SH      Sole              64,240
Interpublic Group......   COM    460690100  1,877   118,418   SH      Sole             118,418
ITXC...................   COM    45069F109     97    39,000   SH      Sole              39,000
Kroger.................   COM    501044101  1,813   128,563   SH      Sole             128,563
Liberty Property Trust.   COM    531172104    283     9,150   SH      Sole               9,150
McDonald's.............   COM    580135101  1,637    92,670   SH      Sole              92,670

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
     Merck............. COM 589331107 2,884  63,101 SH  Sole    63,101
     Newell Rubbermaid. COM 651229106 3,052  98,856 SH  Sole    98,856
     Nokia............. COM 654902204 2,827 213,389 SH  Sole   213,389
     Pharmanetics...... COM 71713J107 1,542 315,402 SH  Sole   315,402
     PNC Financial..... COM 693475105 2,060  48,844 SH  Sole    48,844
     Qualcomm.......... COM 747525103   382  13,844 SH  Sole    13,844
     Servicemaster..... COM 81760N109 3,408 314,137 SH  Sole   314,137
     Sherwin-Williams.. COM 824348106 2,210  93,325 SH  Sole    93,325
     Skyworks Solutions COM 83088M102    53  11,700 SH  Sole    11,700
     Tellabs........... COM 879664100    43  10,600 SH  Sole    10,600